Earnings / (Loss) per Share	6 Months Ended
Jun. 30, 2024
Earnings / (Loss) per Share [Abstract]
Earnings / (Loss) per Share
14.	Earnings / (Loss) per Share:

The calculation of net income per common share is summarized below:

	June 30,
	2024	2023

Net income / (loss)	$24,288	$(3,507)
Less: Dividends to non-vested participating securities	(246)	(76)
Less: Undistributed earnings to non-vested participating securities	(936)	-
Net income / (loss) attributable to common shareholders, basic	$23,106	$(3,583)

Undistributed earnings to non-vested participating securities	936	-
Undistributed earnings reallocated to non-vested participating securities	(930)	-
Net income / (loss) attributable to common shareholders, diluted	$23,112	$(3,583)

Weighted average number of common shares outstanding, basic	19,533,621	18,196,521
Effect of dilutive securities:
Warrants	125,749	-
Weighted average number of common shares outstanding, diluted	19,659,370	18,196,521

Net income / (loss) per share attributable to common shareholders, basic	$1.18	$(0.20)
Net income / (loss) per share attributable to common shareholders, diluted	$1.18	$(0.20)

As of June 30, 2024, 1,001,997 non-vested participating shares under the Company’s Equity Incentive Plan were excluded from the computation of diluted shares as their effect was already considered under the more dilutive two-class method used above (Note 15). Additionally, securities that could potentially dilute basic EPS in the future that were not included in the computation of diluted EPS as of June 30, 2024, because to do so would have anti-dilutive effect, are any incremental shares of unexercised Class D warrants that are out-of-the money as of the reporting date (Note 11), calculated with the treasury stock method.